INCOME TAXES - Reconciliation of tax rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Canadian statutory tax rate	26.50%	26.50%
Effect of tax rate in foreign jurisdictions	0.80%	1.80%
Impact of foreign currency translation	14.00%	(3.10%)
Non-deductible and non-taxable items	(18.80%)	(5.60%)
Remeasurement of contingent and deferred consideration		(18.40%)
Accretion expense of contingent consideration		(2.10%)
Share issue costs and financing costs		3.10%
Capital losses from sale of discontinued operation		26.10%
Change in tax benefits not recognized	(32.60%)	(35.30%)
Adjustments in respect of prior periods	(2.10%)	0.80%
Adjustment of prior year tax payable		1.80%
Other	(0.20%)	(4.60%)
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(12.40%)	(9.00%)